Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 26, 2022 USD ($) Vote Class $ / shares	Mar. 27, 2021 USD ($) $ / shares	Mar. 28, 2020 USD ($)	Feb. 06, 2022 USD ($)	Dec. 09, 2020 USD ($)	Aug. 13, 2020 USD ($)	Mar. 30, 2019 USD ($)
Class of Stock [Line Items]
Preferred shares par value | $ / shares	$ 0	$ 0
Number of classes of common stock outstanding | Class	2
Stockholders' Equity Attributable to Parent	$ 5,864	$ (1,422)	$ 3,410				$ 13,783
Revenues	181,342	$ 143,068	$ 169,420
NYSE American [Member]
Class of Stock [Line Items]
Minimum networth required for compliance					$ 2,000	$ 4,000
NYSE American [Member] | Company Guide [Member]
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent	5,900			$ 6,000
Revenues	1,400
NYSE American [Member] | Company Guide [Member] | United States of America, Dollars
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent	4,800
Revenues	$ 1,100
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share | Vote	1
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share | Vote	10